Revenue Recognition - Contract Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Contract assets:
Current	$ 69,000	$ 49,000
Non-current	81,000	69,000
Contract with customer, asset, net	150,000	118,000
Contract liabilities:
Current	(91,000)	(104,000)
Non-current	(49,000)	(47,000)
Contract with customer, liability	$ (139,000)	$ (151,000)